Quarterly Holdings Report
for
Fidelity Freedom® 2025 Fund
June 30, 2022
F25-NPRT1-0822
1.818369.117
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 0.81% to 1.75% 7/21/22 to 9/29/22 (b) (Cost $19,519,361)	19,570,000	19,515,807

Domestic Equity Funds - 29.4%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	29,060,024	258,634,214
Fidelity Series Blue Chip Growth Fund (c)	50,357,778	530,267,406
Fidelity Series Commodity Strategy Fund (c)	71,533,567	345,507,131
Fidelity Series Growth Company Fund (c)	82,996,578	1,140,372,987
Fidelity Series Intrinsic Opportunities Fund (c)	46,195,530	813,503,282
Fidelity Series Large Cap Stock Fund (c)	66,569,449	1,089,741,884
Fidelity Series Large Cap Value Index Fund (c)	27,809,677	374,874,445
Fidelity Series Opportunistic Insights Fund (c)	43,366,064	634,879,170
Fidelity Series Small Cap Discovery Fund (c)	12,251,122	122,021,175
Fidelity Series Small Cap Opportunities Fund (c)	34,516,536	390,036,853
Fidelity Series Stock Selector Large Cap Value Fund (c)	70,496,128	841,018,803
Fidelity Series Value Discovery Fund (c)	44,274,848	645,527,278
TOTAL DOMESTIC EQUITY FUNDS (Cost $6,072,660,919)		7,186,384,628

International Equity Funds - 27.9%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	36,385,571	485,383,516
Fidelity Series Emerging Markets Fund (c)	31,241,131	257,426,919
Fidelity Series Emerging Markets Opportunities Fund (c)	141,529,947	2,315,429,939
Fidelity Series International Growth Fund (c)	82,979,951	1,160,889,515
Fidelity Series International Small Cap Fund (c)	20,465,281	306,979,212
Fidelity Series International Value Fund (c)	119,326,230	1,144,338,550
Fidelity Series Overseas Fund (c)	110,932,132	1,159,240,775
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $6,407,584,230)		6,829,688,426

Bond Funds - 42.5%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	215,594,316	1,854,111,116
Fidelity Series Emerging Markets Debt Fund (c)	17,387,263	126,579,278
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	5,101,279	42,340,613
Fidelity Series Floating Rate High Income Fund (c)	2,828,117	24,491,497
Fidelity Series High Income Fund (c)	16,327,854	131,765,782
Fidelity Series International Credit Fund (c)	1,894,891	15,689,697
Fidelity Series International Developed Markets Bond Index Fund (c)	109,958,208	970,930,976
Fidelity Series Investment Grade Bond Fund (c)	576,146,234	5,922,783,286
Fidelity Series Long-Term Treasury Bond Index Fund (c)	185,351,140	1,234,438,595
Fidelity Series Real Estate Income Fund (c)	7,912,769	81,897,158
TOTAL BOND FUNDS (Cost $11,728,170,242)		10,405,027,998

Short-Term Funds - 0.1%
	Shares	Value ($)
Fidelity Cash Central Fund 1.58% (d) (Cost $27,327,876)	27,323,507	27,328,972

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $24,255,262,628)	24,467,945,831
NET OTHER ASSETS (LIABILITIES) - 0.0%	4,667,801
NET ASSETS - 100.0%	24,472,613,632

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	1,105	Sep 2022	102,577,150	449,524	449,524
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	1,455	Sep 2022	72,946,425	(28,350)	(28,350)

TOTAL EQUITY INDEX CONTRACTS					421,174

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	4,183	Sep 2022	495,816,219	(665,861)	(665,861)

TOTAL PURCHASED					(244,687)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	264	Sep 2022	50,021,400	(469,514)	(469,514)

TOTAL FUTURES CONTRACTS					(714,201)
The notional amount of futures purchased as a percentage of Net Assets is 2.7%
The notional amount of futures sold as a percentage of Net Assets is 0.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $19,515,807.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 1.58%	21,155,238	71,490,116	65,316,382	43,101	-	-	27,328,972	0.1%
Total	21,155,238	71,490,116	65,316,382	43,101	-	-	27,328,972

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	137,636,698	138,014,660	-	377,962	-	-
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,680,339,392	431,737,422	61,672,126	-	(4,199,713)	(192,093,859)	1,854,111,116
Fidelity Series All-Sector Equity Fund	322,378,969	1,625,701	9,655,037	-	(1,978,413)	(53,737,006)	258,634,214
Fidelity Series Blue Chip Growth Fund	529,314,920	167,057,622	11,036,708	-	(1,268,562)	(153,799,866)	530,267,406
Fidelity Series Canada Fund	592,526,886	476,076	25,678,453	-	(159,332)	(81,781,661)	485,383,516
Fidelity Series Commodity Strategy Fund	424,469,766	341,462	61,712,018	-	8,557,288	(26,149,367)	345,507,131
Fidelity Series Emerging Markets Debt Fund	146,332,253	1,905,845	4,604,187	1,787,451	(1,210,603)	(15,844,030)	126,579,278
Fidelity Series Emerging Markets Debt Local Currency Fund	47,940,358	38,698	1,896,772	-	(327,653)	(3,414,018)	42,340,613
Fidelity Series Emerging Markets Fund	291,628,611	8,091,497	9,480,328	-	(1,160,475)	(31,652,386)	257,426,919
Fidelity Series Emerging Markets Opportunities Fund	2,627,897,710	77,709,505	99,174,709	-	(24,380,733)	(266,621,834)	2,315,429,939
Fidelity Series Floating Rate High Income Fund	28,922,765	328,295	3,197,455	305,528	(351,504)	(1,210,604)	24,491,497
Fidelity Series Government Money Market Fund 1.18%	265,311,330	165,834	265,477,164	153,676	-	-	-
Fidelity Series Growth Company Fund	1,319,291,184	186,754,387	26,121,438	-	(1,347,639)	(338,203,507)	1,140,372,987
Fidelity Series High Income Fund	172,533,708	2,246,098	25,047,739	2,121,851	(2,190,446)	(15,775,839)	131,765,782
Fidelity Series Inflation-Protected Bond Index Fund	255,849,564	2,743,171	252,572,724	2,722,846	5,669,239	(11,689,250)	-
Fidelity Series International Credit Fund	17,436,644	109,214	-	109,214	-	(1,856,161)	15,689,697
Fidelity Series International Developed Markets Bond Index Fund	867,338,660	185,937,351	32,423,145	529,959	(1,620,151)	(48,301,739)	970,930,976
Fidelity Series International Growth Fund	1,362,401,445	62,202,325	48,445,145	-	(7,011,563)	(208,257,547)	1,160,889,515
Fidelity Series International Small Cap Fund	373,880,732	2,799,452	8,988,570	-	(2,412,277)	(58,300,125)	306,979,212
Fidelity Series International Value Fund	1,382,192,947	12,432,396	77,037,560	-	(2,848,791)	(170,400,442)	1,144,338,550
Fidelity Series Intrinsic Opportunities Fund	1,246,164,372	867,784	326,239,141	-	88,284,657	(195,574,390)	813,503,282
Fidelity Series Investment Grade Bond Fund	7,053,019,265	51,119,878	784,029,622	42,666,820	(68,563,630)	(328,762,605)	5,922,783,286
Fidelity Series Large Cap Stock Fund	1,173,264,400	108,968,463	25,272,978	-	339,603	(167,557,604)	1,089,741,884
Fidelity Series Large Cap Value Index Fund	441,651,298	346,078	13,842,637	-	2,035,805	(55,316,099)	374,874,445
Fidelity Series Long-Term Treasury Bond Index Fund	1,348,794,911	125,844,186	68,196,656	7,875,222	(12,398,165)	(159,605,681)	1,234,438,595
Fidelity Series Opportunistic Insights Fund	675,968,695	112,768,007	13,995,442	-	(938,552)	(138,923,538)	634,879,170
Fidelity Series Overseas Fund	1,375,432,600	54,886,029	31,955,758	-	(3,250,955)	(235,871,141)	1,159,240,775
Fidelity Series Real Estate Income Fund	105,031,277	1,502,666	15,785,023	1,429,208	(221,809)	(8,629,953)	81,897,158
Fidelity Series Short-Term Credit Fund	66,496,221	118,469	66,168,113	115,183	(1,764,603)	1,318,026	-
Fidelity Series Small Cap Discovery Fund	145,539,018	18,169,223	4,339,493	15,825,582	(345,850)	(37,001,723)	122,021,175
Fidelity Series Small Cap Opportunities Fund	477,492,105	4,099,883	11,008,429	-	(1,383,516)	(79,163,190)	390,036,853
Fidelity Series Stock Selector Large Cap Value Fund	988,313,245	11,747,078	44,057,625	-	(1,788,473)	(113,195,422)	841,018,803
Fidelity Series Value Discovery Fund	751,859,102	591,765	42,257,694	-	13,534,329	(78,200,224)	645,527,278
	28,557,014,353	1,773,368,558	2,609,384,549	75,642,540	(24,324,525)	(3,275,572,785)	24,421,101,052

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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